Taxes (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Taxes [Line Items]
Profits tax rate	$ 2,000,000
Effective Income Tax Rate Reconciliation Issued Share Capital	50.00%
Hong Kong [Member]
Taxes [Line Items]
Tax credit		$ 3,000	$ 6,000	$ 10,000
Lowered Tax Rate [Member]
Taxes [Line Items]
Tax rate	8.25%
Legacy Tax Rate [Member]
Taxes [Line Items]
Tax rate	16.50%